Investments in equity accounted associates - Carrying amount of investment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Mar. 30, 2022
Investments in equity accounted associates
Indemnification asset	$ 2,443	$ 2,512
Share of loss of equity-accounted associates	(515)	(10,121)
Carrying amount of investment	0
MX Capital Ltd
Investments in equity accounted associates
Investment in associates at acquisition		15,000
Indemnification asset		(119)
Legal expenses capitalized		148
Contingent consideration - sellers earn-outs		2,297
Contingent consideration - founders earn-outs		258
Liability arising from symmetric put option		9,810
Asset arising from symmetric call option		(2,623)
Initial cost at acquisition		24,771
Share of loss of equity-accounted associates		(8,994)
Share of OCI of equity-accounted associates		104
Carrying amount of investment before impairment		15,881
Investment impairment	0	(15,881)
Castcrown Limited
Investments in equity accounted associates
Investment in associates at acquisition	515	2,970
Indemnification asset		(105)
Derivative asset arising from call option		(1,799)	$ 1,799
Initial cost at acquisition		1,066
Share of loss of equity-accounted associates	$ (515)	$ (1,066)